American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2026

High-Yield Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 95.2%
Aerospace and Defense — 2.0%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(1)	79,000	80,775
ATI, Inc., 4.875%, 10/1/29	318,000	314,704
ATI, Inc., 5.875%, 6/15/33	90,000	91,304
Bombardier, Inc., 8.75%, 11/15/30(1)	319,000	337,599
Bombardier, Inc., 5.875%, 1/15/35(1)	310,000	311,535
TransDigm, Inc., 6.75%, 8/15/28(1)	368,000	372,125
TransDigm, Inc., 6.375%, 3/1/29(1)	215,000	218,554
		1,726,596
Air Freight and Logistics — 0.4%
Rand Parent LLC, 8.50%, 2/15/30(1)	348,000	360,763
Automobile Components — 2.1%
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(1)	320,000	322,787
Goodyear Tire & Rubber Co., 8.875%, 7/15/32	305,000	307,849
IHO Verwaltungs GmbH, 7.75% Cash or 8.50% PIK, 11/15/30(1)	312,000	323,175
Tenneco, Inc., 8.00%, 11/17/28(1)	405,000	407,762
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	471,000	475,528
		1,837,101
Automobiles — 1.6%
Jaguar Land Rover Automotive PLC, 4.50%, 10/1/27(1)	338,000	335,210
Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28(1)	360,000	342,535
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(1)	325,000	333,225
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/28(1)	180,000	179,713
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	180,000	177,098
		1,367,781
Banks — 1.1%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	51,000	51,028
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	12,000	12,444
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	310,000	301,093
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	184,000	171,062
UWM Holdings LLC, 6.625%, 2/1/30(1)	129,000	120,309
UWM Holdings LLC, 6.25%, 3/15/31(1)	310,000	276,521
		932,457
Biotechnology — 0.4%
Grifols SA, 4.75%, 10/15/28(1)	349,000	342,246
Broadline Retail — 0.8%
Kohl's Corp., 5.125%, 5/1/31	404,000	361,433
Nordstrom, Inc., 5.00%, 1/15/44	244,000	172,402
Wayfair LLC, 7.25%, 10/31/29(1)	137,000	141,489
		675,324
Building Products — 0.5%
Standard Industries, Inc., 4.375%, 7/15/30(1)	419,000	398,256
Capital Markets — 1.2%
FS KKR Capital Corp., 6.875%, 8/15/29	127,000	127,290
FS KKR Capital Corp., 6.125%, 1/15/30	357,000	348,035
FS KKR Capital Corp., 7.50%, 8/1/31	16,000	15,942
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	325,000	319,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	281,000	240,217
		1,050,484
Chemicals — 3.2%
Celanese U.S. Holdings LLC, 6.50%, 4/15/30(2)	230,000	234,558
Chemours Co., 8.00%, 1/15/33(1)	98,000	99,330
Chemours Co., 7.875%, 3/15/34(1)	350,000	352,018
FMC Corp., 4.50%, 10/1/49(2)	155,000	100,448
FMC Corp., 6.375%, 5/18/53(2)	159,000	125,124
INEOS Finance PLC, 6.75%, 5/15/28(1)	320,000	318,141
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	353,000	353,452
Olympus Water U.S. Holding Corp., 6.75%, 8/1/32(1)	210,000	205,338
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	375,000	371,146
Tronox, Inc., 9.125%, 9/30/30(1)(2)	328,000	329,761
WR Grace Holdings LLC, 6.625%, 8/15/32(1)	347,000	336,814
		2,826,130
Commercial Services and Supplies — 2.3%
ACCO Brands Corp., 4.25%, 3/15/29(1)(2)	382,000	356,142
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	94,000	98,316
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)(2)	225,000	224,160
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	370,000	331,454
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	171,000	174,525
Neptune Bidco U.S., Inc., 10.375%, 5/15/31(1)	150,000	155,584
Neptune Bidco U.S., Inc., 9.50%, 2/15/33(1)	220,000	222,708
RR Donnelley & Sons Co., 5.50% Cash plus 5.50% PIK, 6/1/31(1)	120,000	116,517
VT Topco, Inc., 8.50%, 8/15/30(1)(2)	328,000	333,054
		2,012,460
Communications Equipment — 0.4%
Viasat, Inc., 7.50%, 5/30/31(1)	384,000	388,267
Construction and Engineering — 1.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.875%, 2/3/30(1)	315,000	326,242
Global Infrastructure Solutions, Inc., 5.625%, 6/1/29(1)	339,000	339,009
Tutor Perini Corp., 6.625%, 7/15/33(1)(3)	300,000	302,079
		967,330
Consumer Finance — 4.4%
Atlanticus Holdings Corp., 9.75%, 9/1/30(1)(2)	173,000	175,218
Encore Capital Group, Inc., 6.625%, 6/1/32(1)	310,000	310,655
LFS Topco LLC, 8.75%, 7/15/30(1)	324,000	325,704
Navient Corp., 4.875%, 3/15/28	332,000	325,844
Navient Corp., 9.375%, 10/15/31	13,000	12,967
Navient Corp., 7.875%, 6/15/32	191,000	178,999
OneMain Finance Corp., 5.375%, 11/15/29	346,000	340,079
OneMain Finance Corp., 6.125%, 5/15/30	65,000	65,047
OneMain Finance Corp., 7.50%, 5/15/31	127,000	131,284
OneMain Finance Corp., 7.125%, 9/15/32	351,000	357,348
PRA Group, Inc., 8.875%, 1/31/30(1)	329,000	339,768
PROG Holdings, Inc., 6.00%, 11/15/29(1)	334,000	325,760
SLM Corp., VRN, 6.50%, 5/15/32	350,000	350,032
Synchrony Financial, 7.25%, 2/2/33	172,000	179,371
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	395,000	376,243
		3,794,319
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	82,000	80,224
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.625%, 3/31/32(1)	303,000	293,106

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34(1)	50,000	47,680
		421,010
Containers and Packaging — 2.2%
Cascades, Inc./Cascades USA, Inc., 6.75%, 7/15/30(1)	313,000	319,767
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	173,000	172,573
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	347,000	342,565
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	92,000	89,364
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/30(1)	472,000	482,787
Owens-Brockway Glass Container, Inc., 9.50%, 6/1/33(1)(2)	72,000	73,809
Sword Purchaser LLC, 8.25%, 4/15/33(1)	411,000	425,525
		1,906,390
Diversified Consumer Services — 0.4%
Sotheby's, 8.25%, 4/15/31(1)	350,000	348,454
Diversified REITs — 1.6%
Brandywine Operating Partnership LP, 8.875%, 4/12/29	320,000	338,408
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 4/1/27(1)	335,000	331,395
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	180,000	174,706
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	231,000	159,014
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	350,000	342,455
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	83,000	85,033
		1,431,011
Diversified Telecommunication Services — 2.0%
Altice France SA, 6.875%, 7/15/32(1)	132,000	128,152
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)	150,000	150,645
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	405,000	426,665
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	310,000	314,588
Edged Compute LLC, 7.50%, 4/30/31(1)	381,000	371,621
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	23,000	22,281
SE Cosmos LLC, 8.875%, 5/1/31(1)	309,000	317,929
		1,731,881
Electric Utilities — 3.0%
Edison International, VRN, 8.125%, 6/15/53	209,000	214,871
Emera U.S. Finance LLC, VRN, 6.65%, 10/1/56	117,000	118,514
NRG Energy, Inc., 3.375%, 2/15/29(1)	331,000	315,873
NRG Energy, Inc., 5.75%, 7/15/29(1)	336,000	336,510
PacifiCorp, VRN, 7.375%, 9/15/55	365,000	368,967
PacifiCorp, VRN, 7.125%, 8/15/56	59,000	58,629
PG&E Corp., 5.00%, 7/1/28	366,000	364,131
PG&E Corp., VRN, 7.375%, 3/15/55	160,000	163,140
PG&E Corp., VRN, 6.85%, 9/15/56	320,000	319,022
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	376,000	375,884
		2,635,541
Electrical Equipment — 0.3%
WESCO Distribution, Inc., 5.25%, 4/15/31(1)	303,000	300,648
Electronic Equipment, Instruments and Components — 0.5%
Sensata Technologies BV, 5.875%, 9/1/30(1)	108,000	108,671
TTM Technologies, Inc., 4.00%, 3/1/29(1)	339,000	327,674
		436,345
Energy Equipment and Services — 3.2%
Borr IHC Ltd./Borr Finance LLC, 8.75%, 1/15/32(1)	200,000	195,474
Bristow Group, Inc., 6.75%, 2/1/33(1)	65,000	65,235
Enerflex, Inc., 6.875%, 1/15/31(1)	101,000	103,429
Kodiak Gas Services LLC, 5.875%, 4/1/31(1)	350,000	351,085
Nabors Industries, Inc., 8.875%, 8/15/31(1)	153,000	157,190

Nabors Industries, Inc., 7.625%, 11/15/32(1)	150,000	153,571
Noble Finance II LLC, 8.00%, 4/15/30(1)	295,000	305,804
Oceaneering International, Inc., 6.875%, 7/15/34(1)(3)	310,000	315,060
TGS ASA, 8.50%, 1/15/30(1)	329,000	345,973
Transocean International Ltd., 8.25%, 5/15/29(1)	176,000	181,828
Valaris Ltd., 8.375%, 4/30/30(1)	344,000	357,388
Viridien, 10.00%, 10/15/30(1)	255,000	271,026
		2,803,063
Entertainment — 0.8%
Discovery Global Holdings, Inc., 4.28%, 3/15/32	145,000	116,154
Discovery Global Holdings, Inc., 5.05%, 3/15/42	325,000	238,491
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	343,000	336,603
		691,248
Financial Services — 2.6%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)(2)	317,000	313,401
Burford Capital Global Finance LLC, 8.50%, 1/15/34(1)	200,000	175,436
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	362,000	349,803
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	292,000	306,079
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	336,000	324,729
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 7.75%, 5/15/31(1)	131,000	129,941
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	349,000	331,297
Stonebriar ABF Issuer LLC, 7.00%, 8/15/31(1)(3)	310,000	310,233
		2,240,919
Food Products — 1.4%
B&G Foods, Inc., 8.00%, 9/15/28(1)(2)	368,000	368,797
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	383,000	358,852
HLF Financing SARL LLC/Herbalife International, Inc., 7.75%, 5/1/33(1)	170,000	172,429
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	353,000	357,697
		1,257,775
Ground Transportation — 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30(1)(2)	312,000	321,622
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31(1)(2)	190,000	192,019
RXO, Inc., 6.375%, 5/15/31(1)	350,000	355,737
United Rentals North America, Inc., 4.875%, 1/15/28	368,000	367,010
		1,236,388
Health Care Equipment and Supplies — 0.9%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	186,000	184,146
Avantor Funding, Inc., 3.875%, 11/1/29(1)	269,000	256,984
DENTSPLY SIRONA, Inc., VRN, 8.375%, 9/12/55	334,000	334,499
		775,629
Health Care Providers and Services — 4.5%
Centene Corp., 4.625%, 12/15/29	262,000	254,294
Centene Corp., 3.375%, 2/15/30	447,000	416,847
Centene Corp., 2.50%, 3/1/31	433,000	378,486
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	250,000	246,096
CHS/Community Health Systems, Inc., 9.75%, 1/15/34(1)	301,000	314,645
CVS Health Corp., VRN, 7.00%, 3/10/55	413,000	428,959
DaVita, Inc., 4.625%, 6/1/30(1)	313,000	303,413
Humana, Inc., VRN, 6.625%, 9/15/56	364,000	363,032
LifePoint Health, Inc., 8.375%, 2/15/32(1)	212,000	220,939
LifePoint Health, Inc., 7.00%, 5/1/34(1)	350,000	335,715
Molina Healthcare, Inc., 6.50%, 2/15/31(1)	207,000	210,839
Prime Healthcare Services, Inc., 9.375%, 9/1/29(1)	163,000	170,385

Star Parent, Inc., 9.00%, 10/1/30(1)	259,000	271,381
		3,915,031
Health Care REITs — 0.4%
Diversified Healthcare Trust, 7.25%, 10/15/30(1)	310,000	319,460
Hotels, Restaurants and Leisure — 5.6%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)	310,000	304,087
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	348,000	339,728
Carnival Corp. Ltd., 5.125%, 5/1/29(1)	25,000	24,973
Carnival Corp. Ltd., 5.75%, 3/15/30(1)	352,000	356,510
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	353,000	341,340
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	388,000	366,864
Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34(1)	100,000	99,190
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	360,000	351,831
MGM Resorts International, 4.625%, 9/1/26	215,000	214,812
NCL Corp. Ltd., 5.875%, 1/15/31(1)	150,000	145,691
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29(1)	300,000	271,287
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30(1)	200,000	197,666
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.625%, 1/15/32(1)(2)	342,000	352,377
Travel & Leisure Co., 6.25%, 6/1/31(1)	242,000	243,648
Travel & Leisure Co., 6.125%, 9/1/33(1)	200,000	198,038
Voyager Parent LLC, 9.25%, 7/1/32(1)	384,000	406,323
Wyndham Hotels & Resorts, Inc., 5.625%, 3/1/33(1)	320,000	316,024
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	325,038
		4,855,427
Household Durables — 3.5%
Adams Homes, Inc., 9.25%, 10/15/28(1)	301,000	311,181
Beazer Homes USA, Inc., 8.00%, 1/15/32(1)	350,000	351,816
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)(2)	350,000	326,015
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	290,000	288,137
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(1)	38,000	39,236
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	38,000	39,079
M/I Homes, Inc., 4.95%, 2/1/28	335,000	333,681
Newell Brands, Inc., 8.50%, 6/1/28(1)	360,000	376,307
Somnigroup International, Inc., 3.875%, 10/15/31(1)	355,000	326,495
Whirlpool Corp., 6.125%, 6/15/30	347,000	320,433
Whirlpool Corp., 6.50%, 6/15/33(2)	365,000	316,849
		3,029,229
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp., VRN, 7.60%, 1/15/55	238,000	244,353
AES Corp., VRN, 6.95%, 7/15/55	178,000	175,854
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	338,000	336,079
		756,286
Industrial Conglomerates — 0.4%
Stena International SA, 7.25%, 1/15/31(1)	340,000	347,917
Insurance — 2.4%
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	315,000	296,417
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	324,000	328,355
Ardonagh Finco Ltd., 7.75%, 2/15/31(1)	200,000	202,392
Ardonagh Group Finance Ltd., 8.875%, 2/15/32(1)(2)	283,000	275,148
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	114,000	114,954
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	282,000	261,249
Global Atlantic Fin Co., VRN, 7.95%, 10/15/54(1)	317,000	319,459
Nassau Cos., of New York, 7.875%, 7/15/30(1)	312,000	298,369
		2,096,343

Interactive Media and Services — 0.4%
Cars.com, Inc., 6.375%, 11/1/28(1)	332,000	329,537
IT Services — 1.0%
CoreWeave, Inc., 9.25%, 6/1/30(1)(2)	270,000	271,952
CoreWeave, Inc., 9.75%, 10/1/31(1)	74,000	73,889
CoreWeave, Inc., 9.625%, 7/15/32(1)	339,000	334,356
Unisys Corp., 10.625%, 1/15/31(1)(2)	162,000	152,615
		832,812
Life Sciences Tools and Services — 0.4%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	339,000	332,827
Machinery — 0.8%
Chart Industries, Inc., 9.50%, 1/1/31(1)	311,000	325,850
Wabash National Corp., 4.50%, 10/15/28(1)(2)	355,000	330,214
		656,064
Media — 7.8%
AMC Global Media, Inc., 10.50%, 7/15/32(1)	397,000	408,343
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	471,000	438,128
Directv Financing LLC, 8.875%, 2/1/30(1)	333,000	338,792
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	335,000	347,849
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, 6/1/32(1)	170,000	172,852
Discovery Communications LLC, 6.35%, 6/1/40	398,000	331,785
Discovery Global Holdings, Inc., 5.14%, 3/15/52	448,000	301,280
DISH DBS Corp., 5.75%, 12/1/28(1)	312,000	302,498
DISH Network Corp., 11.75%, 11/15/27(1)	495,000	508,982
EchoStar Corp., 10.75%, 11/30/29	428,920	463,748
EchoStar Corp., 6.75%, 11/30/30	347,001	353,195
EW Scripps Co., 9.875%, 8/15/30(1)	85,000	74,469
Gray Media, Inc., 10.50%, 7/15/29(1)(2)	181,000	191,165
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	365,000	354,481
iHeartCommunications, Inc., 10.875%, 5/1/30(1)	106,000	92,167
Nexstar Media, Inc., 7.25%, 4/15/34(1)	174,000	173,729
Paramount Global, 4.95%, 5/19/50	529,000	341,878
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	426,000	415,064
Univision Communications, Inc., 9.375%, 8/1/32(1)	248,000	252,180
Univision Communications, Inc., 8.875%, 4/15/33(1)	390,000	384,191
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	269,000	228,641
Ziggo BV, 4.875%, 1/15/30(1)	352,000	330,651
		6,806,068
Metals and Mining — 3.1%
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	330,000	330,636
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	120,000	115,900
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	43,000	43,554
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	359,000	356,611
Fortescue Treasury Pty. Ltd., 4.50%, 9/15/27(1)	334,000	331,675
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	87,000	88,128
Mineral Resources Ltd., 9.25%, 10/1/28(1)	236,000	243,764
Novelis Corp., 4.75%, 1/30/30(1)	322,000	311,650
Novelis Corp., 3.875%, 8/15/31(1)	251,000	228,771
Park-Ohio Industries, Inc., 8.50%, 8/1/30(1)	319,000	333,084
SunCoke Energy, Inc., 4.875%, 6/30/29(1)	345,000	326,699
		2,710,472
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Blackstone Mortgage Trust, Inc., 6.25%, 6/1/31(1)	338,000	327,196
Rithm Capital Corp., 8.50%, 6/1/31(1)	399,000	400,436

Starwood Property Trust, Inc., 5.875%, 8/15/29(1)(3)	310,000	311,116
Starwood Property Trust, Inc., 6.125%, 6/1/31(1)	180,000	181,069
		1,219,817
Oil, Gas and Consumable Fuels — 7.8%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29(1)	314,000	328,603
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 2/15/31(1)	310,000	327,975
Caturus Energy LLC, 7.125%, 5/15/31(1)	337,000	333,843
Coronado Finance Pty. Ltd., 9.25%, 10/1/29(1)	350,000	319,282
CVR Energy, Inc., 7.50%, 2/15/31(1)	340,000	338,628
Harvest Midstream I LP, 6.75%, 5/15/34(1)	310,000	314,563
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 2/1/29(1)	345,000	343,834
Kraken Oil & Gas Partners LLC, 7.125%, 5/15/31(1)	310,000	303,316
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	342,000	339,244
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	355,000	367,649
Parex Resources, Inc., 8.50%, 5/11/31(1)(2)	200,000	203,300
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/1/34(1)	120,000	118,877
Saturn Oil & Gas, Inc., 9.625%, 6/15/29(1)	301,000	314,005
SM Energy Co., 6.75%, 8/1/29(1)	71,000	72,335
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55	320,000	335,316
Sunoco LP/Sunoco Finance Corp., 5.875%, 3/15/28	316,000	316,014
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	315,000	321,448
Talos Production, Inc., 9.00%, 2/1/29(1)	333,000	347,128
Teine Energy Ltd., 6.875%, 4/15/29(1)	335,000	335,613
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	363,000	371,953
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	339,000	365,039
Venture Global LNG, Inc., 7.00%, 1/15/30(1)	350,000	357,134
		6,775,099
Passenger Airlines — 1.7%
Alaska Airlines, Inc., 6.50%, 6/1/31(1)(2)	323,000	325,100
Allegiant Travel Co., 7.125%, 7/1/31(1)	330,000	334,443
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	322,000	322,815
CHC Group LLC, 11.75%, 9/1/30(1)	177,000	149,565
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	426,000	386,411
		1,518,334
Personal Care Products — 0.2%
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	222,000	214,751
Pharmaceuticals — 1.9%
1261229 BC Ltd., 10.00%, 4/15/32(1)	167,000	169,255
Adapthealth LLC, 4.625%, 8/1/29(1)	375,000	362,531
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	374,000	332,222
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)(2)	150,000	138,817
Endo Finance Holdings LP, 8.50%, 4/15/31(1)	315,000	331,289
Perrigo Finance Unlimited Co., 5.15%, 6/15/30	250,000	240,589
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	118,000	117,479
		1,692,182
Professional Services — 0.8%
AMN Healthcare, Inc., 6.50%, 1/15/31(1)	310,000	312,066
TriNet Group, Inc., 3.50%, 3/1/29(1)	381,000	359,841
		671,907
Real Estate Management and Development — 1.4%
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)(2)	370,000	348,402
Howard Hughes Corp., 4.125%, 2/1/29(1)	347,000	335,493
Howard Hughes Corp., 4.375%, 2/1/31(1)	82,000	77,602
Howard Hughes Corp., 5.875%, 3/1/32(1)	120,000	119,057

Newmark Group, Inc., 7.50%, 1/12/29	311,000	325,979
		1,206,533
Semiconductors and Semiconductor Equipment — 0.4%
Entegris, Inc., 4.75%, 4/15/29(1)	325,000	321,358
Software — 1.4%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	313,000	303,930
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	349,000	339,016
Cloud Software Group, Inc., 6.625%, 8/15/33(1)	290,000	251,658
Pagaya U.S. Holdings Co. LLC, 8.875%, 8/1/30(1)(2)	329,000	283,130
		1,177,734
Specialized REITs — 0.4%
Millrose Properties, Inc., 6.25%, 9/15/32(1)	310,000	312,978
Specialty Retail — 1.8%
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	338,000	333,228
Michaels Cos., Inc., 8.50%, 3/15/33(1)	421,000	417,247
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	413,000	413,387
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	98,179
Victra Holdings LLC/Victra Finance Corp., 8.75%, 9/15/29(1)(2)	314,000	324,096
		1,586,137
Technology Hardware, Storage and Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	262,000	289,068
Seagate HDD Cayman, 9.625%, 12/1/32	800	888
		289,956
Textiles, Apparel and Luxury Goods — 0.7%
Under Armour, Inc., 7.25%, 7/15/30(1)	330,000	333,358
William Carter Co., 7.375%, 2/15/31(1)(2)	310,000	320,646
		654,004
Wireless Telecommunication Services — 1.5%
Millicom International Cellular SA, 6.25%, 3/25/29(1)	336,600	338,191
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	121,000	123,875
Rogers Communications, Inc., VRN, 6.875%, 7/31/56	337,000	341,095
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	265,000	217,987
Vmed O2 U.K. Financing I PLC, 6.75%, 1/15/33(1)	319,000	270,394
		1,291,542
TOTAL CORPORATE BONDS (Cost $82,576,837)		82,815,621
PREFERRED SECURITIES — 0.4%
Broadline Retail — 0.4%
Rakuten Group, Inc., 8.125%(1) (Cost $329,440)	335,000	343,983
SHORT-TERM INVESTMENTS — 11.5%
Money Market Funds — 11.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,617,365	3,617,365
State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,402,210	6,402,210
TOTAL SHORT-TERM INVESTMENTS (Cost $10,019,575)		10,019,575
TOTAL INVESTMENT SECURITIES — 107.1% (Cost $92,925,852)		93,179,179
OTHER ASSETS AND LIABILITIES — (7.1)%		(6,142,836)
TOTAL NET ASSETS — 100.0%		$87,036,343

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	24	September 2026	$2,637,375	$11,477
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $68,084,050, which represented 78.2% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,116,891. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,428,018, which includes securities collateral of $1,025,808.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$82,815,621	—
Preferred Securities	—	343,983	—
Short-Term Investments	$10,019,575	—	—
	$10,019,575	$83,159,604	—
Other Financial Instruments
Futures Contracts	$11,477	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.